Description of Business	3 Months Ended
Mar. 31, 2018
Notes
Description of Business

1.        Description of Business

SeriesOne, Inc. was incorporated under the name of Finfora, Inc. as a Delaware corporation on July 7, 2017. Pursuant to a Certificate of Amendment of Certificate of Incorporation dated March 8, 2018, we changed our name to seriesOne, Inc. (“seriesOne” or the “Company”). Our formation was for the express purpose of marketing its proprietary web hosted financing platform to potential clients who desire to launch an online funding portal. We are a financial technology start-up and represent a new generation of online financing technology software solutions. Our turn-key online cloud-based hosted “white label” financing platform, which we refer to as our “software platform,” enables our clients to launch their own online funding portals under their own domains and branding to facilitate capital raising from private investors by small and medium-sized enterprises, or SME’s, for capital intensive projects, referred to as “alternative capital”. Using our software platform, our clients will operate funding portals on which entrepreneurs, intermediaries, and investors could meet, invest instantaneously and manage their investments in a secure and SEC regulated online forum that is hosted by finfora, but managed by our clients and branded under our clients’ names. Our software platform was initially developed by Funding Wonder, Inc., an affiliate, and contributed to us in exchange for our common stock. Funding Wonder has retained a royalty free license to use the software platform in perpetuity in connection with its crowd funding platform.

Our corporate headquarters are located in Miami, Florida.